Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	49
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.61%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.06%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.56%	February 15, 2020
Class B Notes	$47,350,000.00	1.97%	April 15, 2020
Class C Notes	$31,570,000.00	2.16%	August 15, 2020
Class D Notes	$31,570,000.00	2.75%	May 15, 2021
Total	$1,609,900,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$310,061.12

Principal:
Principal Collections	$7,686,876.24
Prepayments in Full	$2,259,646.76
Liquidation Proceeds	$72,517.61
Recoveries	$55,058.35
Sub Total	$10,074,098.96
Collections	$10,384,160.08

Purchase Amounts:
Purchase Amounts Related to Principal	$208,917.33
Purchase Amounts Related to Interest	$995.50
Sub Total	$209,912.83

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$10,594,072.91

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	49
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$10,594,072.91
Servicing Fee	$90,452.86	$90,452.86	$0.00	$0.00	$10,503,620.05
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$10,503,620.05
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$10,503,620.05
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$10,503,620.05
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$10,503,620.05
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,503,620.05
Interest - Class B Notes	$66,923.78	$66,923.78	$0.00	$0.00	$10,436,696.27
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,436,696.27
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$10,379,870.27
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,379,870.27
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$10,307,522.35
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$10,307,522.35
Regular Principal Payment	$9,799,529.58	$9,799,529.58	$0.00	$0.00	$507,992.77
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$507,992.77
Residual Released to Depositor	$0.00	$507,992.77	$0.00	$0.00	$0.00
Total		$10,594,072.91

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$9,799,529.58
Total					$9,799,529.58
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$9,799,529.58	$206.96	$66,923.78	$1.41	$9,866,453.36	$208.37
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$9,799,529.58	$6.09	$196,097.70	$0.12	$9,995,627.28	$6.21

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	49

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$40,765,756.35	0.8609452	$30,966,226.77	0.6539858
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$103,905,756.35	0.0645417	$94,106,226.77	0.0584547

Pool Information
Weighted Average APR	3.447%	3.480%
Weighted Average Remaining Term	17.44	16.79
Number of Receivables Outstanding	17,005	16,185
Pool Balance	$108,543,436.16	$98,198,921.18
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$103,905,756.35	$94,106,226.77
Pool Factor	0.0648576	0.0586765

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$8,367,827.04
Yield Supplement Overcollateralization Amount	$4,092,694.41
Targeted Overcollateralization Amount	$4,092,694.41
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$4,092,694.41

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	49
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		86	$116,557.04
(Recoveries)		133	$55,058.35
Net Loss for Current Collection Period			$61,498.69
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6799%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8459%
Second Prior Collection Period			0.6813%
Prior Collection Period			0.5739%
Current Collection Period			0.7139%
Four Month Average (Current and Prior Three Collection Periods)			0.7038%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		6,391	$14,942,057.87
(Cumulative Recoveries)			$2,681,037.99
Cumulative Net Loss for All Collection Periods			$12,261,019.88
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7326%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,337.98
Average Net Loss for Receivables that have experienced a Realized Loss			$1,918.48

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.76%	279	$2,708,078.05
61-90 Days Delinquent	0.32%	31	$315,088.98
91-120 Days Delinquent	0.04%	6	$42,753.14
Over 120 Days Delinquent	0.67%	54	$662,052.16
Total Delinquent Receivables	3.80%	370	$3,727,972.33

Repossession Inventory:
Repossessed in the Current Collection Period		8	$96,812.73
Total Repossessed Inventory		11	$154,520.85

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4832%
Prior Collection Period			0.4646%
Current Collection Period			0.5622%
Three Month Average			0.5033%

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	49

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer